Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Current assets
Cash and cash equivalents	$ 71,252,380	$ 54,842,052
Accounts receivable	1,018,691	877,931
Advance to suppliers	1,213,563
Inventories	34,286	11,058
Due from related parties	4,295,120
Prepayments, deposits and other current assets	6,217,196	11,265,410
Total current assets	84,031,236	66,996,451
Non-current assets
Property and equipment, net	4,812,524	4,595,104
Intangible assets, net	31,332	23,963
Long-term investment		894,001
Operating lease – right-of-use assets, net	5,634,302	6,050,465
Finance lease – right-of-use assets, net	871,876	1,117,502
Long-term prepayments and other non-current assets	62,874,337	372,501
Deferred income tax assets		442,322
Total non-current assets	74,224,371	13,495,858
TOTAL ASSETS	158,255,607	80,492,309
Current liabilities
Accounts payable and accrued expenses	7,290,320	4,598,076
Advance from customers	2,123,540	2,251,072
Taxes payable		505,674
Current maturities of operating lease liabilities	316,253	778,742
Current maturities of finance lease liabilities	58,264	59,736
Due to related parties	1,692,212
Short-term loan	1,356,251
Total current liabilities	12,836,840	8,193,300
Long-term portion of operating lease liabilities	1,636,493	1,473,093
Long-term portion of finance lease liabilities	282,015	366,359
Convertible notes	3,871,827	5,929,673
Deferred tax liabilities	1,819,826
TOTAL LIABILITIES	20,447,001	15,962,425
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.2 par value, 500,000,000 shares authorized; 2,724,896* and 22,116** shares issued and outstanding, respectively	544,981	4,425
Additional paid-in capital	146,460,821	33,452,332
Statutory reserve	664,100	664,100
(Accumulated deficit)/Retained earnings	(3,632,766)	31,374,073
Accumulated other comprehensive loss	(7,109,254)	(945,093)
Total equity attributable to E-Home shareholders	136,927,882	64,549,837
Non-controlling interest	880,724	(19,953)
TOTAL SHAREHOLDERS’ EQUITY	137,808,606	64,529,884
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 158,255,607	$ 80,492,309